Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 1,995,019	$ 1,872,816	$ 1,361,410
Operating expenses:
Purchased transportation costs	1,315,494	1,293,006	944,275
Personnel and related benefits	263,522	213,079	151,158
Other operating expenses	286,443	243,662	163,452
Depreciation and amortization	32,323	25,078	16,311
Acquisition transaction expenses	564	2,305	851
Total operating expenses	1,898,346	1,777,130	1,276,047
Operating income	96,673	95,686	85,363
Interest Expense	19,439	13,363	7,883
Income before provision for income taxes	77,234	82,323	77,480
Provision for income taxes	29,234	30,349	28,484
Net income available to common stockholders	$ 48,000	$ 51,974	$ 48,996
Earnings per share available to common stockholders:
Basic (in usd per share)	$ 1.26	$ 1.37	$ 1.36
Diluted (in usd per share)	$ 1.23	$ 1.32	$ 1.29
Weighted average common stock outstanding:
Basic (shares)	37,969	37,852	36,133
Diluted (shares)	38,974	39,259	37,913